INTERESTS IN OTHER ENTITIES - Parent (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [line items]
Disclosure of Sensitivity of VIU Changes to Current Assumptions to Achieve Nil Headroom	The sensitivity analysis presented below has been prepared on the basis that a change in each key assumption would not have a consequential impact on other assumptions used in the impairment review. However, due to the interrelationships between some of the assumptions, a change in one of the assumptions might impact one or more of the other assumptions and could result in a larger or smaller overall impact.

2025	Carrying value	Value in use	Headroom	Increase in discount rate	Decrease in forecast cash flows
CGU	£m	£m	£m	bps	%
Personal Financial Services	8,072	8,752	680	94	8

2024
Personal Financial Services	7,294	7,639	345	53	5

Santander UK Group Holdings plc
Disclosure of subsidiaries [line items]
Disclosure of Interests in Subsidiaries

	2025	2024
	£m	£m
Interests in ordinary shares of subsidiaries	11,635	11,635
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities	750	750
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	210	210
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities	500	500
- £450m Fixed Rate Reset Perpetual AT1 Capital Securities	50	50
- £400m Fixed Rate Reset Perpetual AT1 Capital Securities	400	400
	13,545	13,545
The Company’s interests in subsidiaries were as follows:

	Cost	Impairment	Carrying amount
	£m	£m	£m
At 31 December 2025	11,645	(10)	11,635

At 31 December 2024	11,645	(10)	11,635

Disclosure of Key Assumptions in VIU Calculation	Carrying amount of investments and discount rate in the VIU calculation

	Carrying amount of investment		Discount rate
	2025	2024	2025	2024
Investment	£m	£m	%	%
Santander UK plc	11,268	11,268	12.3	12.1
Santander Financial Services plc	337	337	12.3	12.1
Other	30	30
	11,635	11,635

Disclosure of Sensitivity of VIU Changes to Current Assumptions to Achieve Nil Headroom

2025	Carrying value	Value in use	Headroom	Increase in discount rate	Decrease in cash flows
Subsidiary	£m	£m	£m	bps	%
Santander UK plc	11,268	15,053	3,785	431	25

2024
Santander UK plc	11,268	11,683	415	43	4
The sensitivity analysis presented below has been prepared on the basis that a change in each assumption would not have a consequential impact on other assumptions used in the impairment review. However, due to the interrelationships between some of the assumptions, a change in one of the assumptions might impact one or more of the other assumptions and could result in a larger or smaller overall impact.

2025	Carrying value	Value in use	Headroom	Increase in discount rate	Decrease in cash flows
Subsidiary	£m	£m	£m	bps	%
Santander Financial Services plc	337	576	239	1,030	42

2024
Santander Financial Services plc	337	461	124	580	27